Contingencies and commitments - Summary of capital commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of commitments and contingencies [Line Items]
Capital commitments	$ 2,551	$ 3,152
Joint ventures
Disclosure of commitments and contingencies [Line Items]
Capital commitments	11	9
Due within 1 year
Disclosure of commitments and contingencies [Line Items]
Capital commitments	2,324	3,021
Due within 1 year | Joint ventures
Disclosure of commitments and contingencies [Line Items]
Capital commitments	11	9
Between 1 and 3 years
Disclosure of commitments and contingencies [Line Items]
Capital commitments	116	97
Between 1 and 3 years | Joint ventures
Disclosure of commitments and contingencies [Line Items]
Capital commitments	0	0
Between 3 and 5 years
Disclosure of commitments and contingencies [Line Items]
Capital commitments	38	0
More than 5 years
Disclosure of commitments and contingencies [Line Items]
Capital commitments	$ 73	$ 34